UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)

Long Positions 110.3%
Common Stocks 109.6%
Consumer Discretionary 12.8%
Auto Components 1.5%
Autoliv, Inc.	2,800	109,312
WABCO Holdings, Inc.	1,400	63,224

		172,536
Diversified Consumer Services 0.3%
DeVry, Inc.	600	34,086
Hotels Restaurants & Leisure 3.0%
McDonald's Corp. (a)	3,700	221,223

Yum! Brands, Inc. (a)	3,700	132,534

		353,757
Internet & Catalog Retail 0.8%
Amazon.com, Inc.* (a)	1,200	91,608
Leisure Equipment & Products 0.9%
Hasbro, Inc. (a)	2,600	100,672
Media 2.8%
Morningstar, Inc.*	100	6,296
Omnicom Group, Inc. (a)	3,300	140,877
The DIRECTV Group, Inc.* (a)	6,500	175,630

		322,803
Multiline Retail 0.8%
Big Lots, Inc.*	3,000	91,380
Specialty Retail 0.7%
AnnTaylor Stores Corp.* (a)	3,900	87,945
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.* (a)	5,100	130,101
Deckers Outdoor Corp.*	600	67,806
Hanesbrands, Inc.* (a)	1,600	34,304

		232,211
Consumer Staples 4.9%
Beverages 0.4%
Pepsi Bottling Group, Inc. (a)	800	22,280
PepsiCo, Inc. (a)	400	26,624

		48,904
Food & Staples Retailing 1.8%
CVS Caremark Corp.	900	32,850
SUPERVALU, Inc. (a)	4,200	107,604
Wal-Mart Stores, Inc. (a)	1,100	64,482

		204,936
Food Products 0.4%
Flowers Foods, Inc.	1,400	42,098
Household Products 1.2%
Colgate-Palmolive Co. (a)	400	29,708
Procter & Gamble Co.	1,700	111,316

		141,024
Tobacco 1.1%
Altria Group, Inc. (a)	2,500	50,875
Philip Morris International, Inc. (a)	1,600	82,640

		133,515
Energy 17.6%
Energy Equipment & Services 0.5%
Schlumberger Ltd. (a)	400	40,640
Transocean, Inc.*	100	13,603

		54,243
Oil, Gas & Consumable Fuels 17.1%
Apache Corp. (a)	1,200	134,604
Chesapeake Energy Corp.	3,300	165,495
Chevron Corp. (a)	1,700	143,752
Cimarex Energy Co. (a)	1,900	99,009
ConocoPhillips (a)	400	32,648

Devon Energy Corp.	500	47,445
Encore Acquisition Co.* (a)	1,700	105,179
Foundation Coal Holdings, Inc.	1,700	100,980
Frontline Ltd.	1,300	83,421
Hess Corp. (a)	1,400	141,960
Massey Energy Co.	1,600	118,800
Noble Energy, Inc. (a)	1,400	103,418
Occidental Petroleum Corp. (a)	2,000	157,660
Plains Exploration & Production Co.*	1,000	55,970
Southwestern Energy Co.* (a)	3,000	108,930
St. Mary Land & Exploration Co.	600	25,536
Swift Energy Co.* (a)	2,100	106,722
W&T Offshore, Inc. (a)	2,400	106,224
Walter Industries, Inc.	1,200	125,844
Whiting Petroleum Corp.*	200	18,734

		1,982,331
Financials 3.8%
Capital Markets 1.5%
Bank of New York Mellon Corp. (a)	2,900	102,950
Charles Schwab Corp.	700	16,023
State Street Corp. (a)	700	50,148

		169,121
Commercial Banks 0.3%
Wells Fargo & Co. (a)	1,300	39,351
Diversified Financial Services 1.8%
Interactive Brokers Group, Inc. "A"*	3,200	89,792
IntercontinentalExchange, Inc.* (a)	1,200	119,760

		209,552
Insurance 0.2%
Assurant, Inc.	400	24,048
Health Care 18.8%
Biotechnology 3.3%
Amgen, Inc.* (a)	1,100	68,893
Gilead Sciences, Inc.* (a)	5,900	318,482

		387,375
Health Care Equipment & Supplies 5.8%
Baxter International, Inc.	2,900	198,969
Becton, Dickinson & Co. (a)	2,000	169,820
Hospira, Inc.*	2,300	87,768
Intuitive Surgical, Inc.* (a)	200	62,258
St. Jude Medical, Inc.*	3,300	153,714

		672,529
Health Care Providers & Services 5.0%
Aetna, Inc.	200	8,202
Express Scripts, Inc.* (a)	2,400	169,296
Kindred Healthcare, Inc.* (a)	4,500	121,365
Medco Health Solutions, Inc.* (a)	3,100	153,698
Universal Health Services, Inc. "B" (a)	2,000	121,240

		573,801
Pharmaceuticals 4.7%
Abbott Laboratories	2,100	118,314
Eli Lilly & Co. (a)	2,500	117,775

Merck & Co., Inc. (a)	3,200	105,280
Schering-Plough Corp. (a)	9,600	202,368

		543,737
Industrials 11.2%
Aerospace & Defense 4.0%
Alliant Techsystems, Inc.*	200	19,798
Goodrich Corp. (a)	2,300	113,022
Honeywell International, Inc. (a)	3,200	162,688
Lockheed Martin Corp. (a)	1,600	166,928

		462,436
Commercial Services & Supplies 0.8%
Manpower, Inc. (a)	2,000	96,000
Construction & Engineering 1.1%
Foster Wheeler Ltd.*	2,200	124,894
Electrical Equipment 0.7%
GrafTech International Ltd.* (a)	3,300	77,385
Machinery 2.6%
AGCO Corp.* (a)	2,200	131,670
Flowserve Corp. (a)	900	120,006
Parker Hannifin Corp. (a)	800	49,344

		301,020
Marine 0.6%
Kirby Corp.* (a)	1,500	71,580
Road & Rail 1.1%
Ryder System, Inc. (a)	1,900	125,324
Trading Companies & Distributors 0.3%
WESCO International, Inc.*	1,100	41,415
Information Technology 28.5%
Communications Equipment 5.6%
ADTRAN, Inc.	1,100	24,596
Brocade Communications Systems, Inc.*	10,300	69,525
Cisco Systems, Inc.* (a)	3,900	85,761
Corning, Inc. (a)	6,500	130,065
QUALCOMM, Inc.	3,000	166,020
Research In Motion Ltd.* (a)	1,400	171,948

		647,915
Computers & Peripherals 9.6%
Apple, Inc.* (a)	2,200	349,690
EMC Corp.* (a)	4,800	72,048
Hewlett-Packard Co. (a)	4,400	197,120
International Business Machines Corp. (a)	1,200	153,576
Lexmark International, Inc. "A"* (a)	3,800	133,304
Seagate Technology (a)	5,900	88,323
Western Digital Corp.* (a)	4,200	120,918

		1,114,979
Electronic Equipment & Instruments 0.9%
Jabil Circuit, Inc.	6,700	108,942
Internet Software & Services 3.6%
Akamai Technologies, Inc.* (a)	1,500	35,010
eBay, Inc.* (a)	3,400	85,578
Google, Inc. "A"* (a)	600	284,250

Yahoo!, Inc.*	600	11,934

		416,772
IT Services 2.2%
Cognizant Technology Solutions Corp. "A"*	6,300	176,841
Computer Sciences Corp.* (a)	1,700	80,529

		257,370
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc. (a)	500	15,255
Applied Materials, Inc.	5,900	102,188
Broadcom Corp. "A"*	2,900	70,441
Intel Corp.	700	15,533
Skyworks Solutions, Inc.*	12,100	114,466
Texas Instruments, Inc. (a)	1,500	36,570

		354,453
Software 3.5%
Adobe Systems, Inc.* (a)	300	12,405
Microsoft Corp. (a)	10,700	275,204
Symantec Corp.* (a)	2,300	48,461
Ultimate Software Group, Inc.*	2,500	65,575

		401,645
Materials 10.6%
Chemicals 2.5%
Celanese Corp. "A"	2,800	107,884
CF Industries Holdings, Inc. (a)	900	147,114
The Mosaic Co.* (a)	300	38,163

		293,161
Metals & Mining 8.1%
AK Steel Holding Corp.	2,000	127,000
Commercial Metals Co.	3,600	107,460
Freeport-McMoRan Copper & Gold, Inc.	1,800	174,150
Nucor Corp.	2,000	114,440
Reliance Steel & Aluminum Co.	1,700	107,372
Schnitzer Steel Industries, Inc. "A"	1,300	117,312
Steel Dynamics, Inc.	1,300	41,184
United States Steel Corp. (a)	900	144,324

		933,242
Telecommunication Services 1.4%
Diversified Telecommunication Services
NTELOS Holdings Corp.	1,400	33,474
Verizon Communications, Inc. (a)	3,800	129,352

		162,826

Total Common Stocks (Cost $13,266,069)		12,704,922
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 1.35% **, 10/16/2008 (b) (Cost $64,815)	65,000	64,779

	Shares	Value ($)

Cash Equivalents 0.2%
Cash Management QP Trust, 2.42% (c) (Cost $18,416)	18,416	18,416
	% of Net Assets	Value ($)

Total Long Positions (Cost $13,349,300) †	110.3	12,788,117
Other Assets and Liabilities, Net	8.5	982,216
Securities Sold Short	(18.8)	(2,174,024)

Net Assets	100.0	11,596,309
†

The cost for federal income tax purposes was $13,478,377. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $690,260. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $434,663 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,124,923.

	Shares	Value ($)

Common Stocks Sold Short 18.8%
Consumer Discretionary 1.6%
Media 1.0%
Live Nation, Inc.*	9,000	113,580
Specialty Retail 0.6%
Chico's FAS, Inc.*	11,600	64,612
Energy 3.0%
Energy Equipment & Services 2.1%
BJ Services Co.	3,800	111,720
Exterran Holdings, Inc.*	800	45,152
Hercules Offshore, Inc.*	3,400	84,898

		241,770
Oil, Gas & Consumable Fuels 0.9%
Frontier Oil Corp.	5,600	102,200
Health Care 1.0%
Biotechnology 0.7%
Rigel Pharmaceuticals, Inc.*	3,300	83,952
Health Care Equipment & Supplies 0.3%
American Medical Systems Holdings, Inc.*	2,200	36,234
Industrials 4.2%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*	2,100	53,928
Hexcel Corp.*	5,200	98,696

		152,624
Building Products 0.9%
Masco Corp.	6,800	112,132
Industrial Conglomerates 0.3%
General Electric Co.	1,100	31,119
Machinery 1.7%
Kaydon Corp.	1,900	90,098
Oshkosh Corp.	5,800	104,632

		194,730

Information Technology 4.4%
Communications Equipment 2.0%
Motorola, Inc.				14,700	127,008
Riverbed Technology, Inc.*				6,700	106,329

					233,337
IT Services 0.5%
Euronet Worldwide, Inc.*				3,900	62,400
Semiconductors & Semiconductor Equipment 1.0%
Rambus, Inc.*				6,800	112,608
Software 0.9%
Macrovision Solutions Corp.*				6,900	104,880
Materials 3.9%
Construction Materials 1.0%
Eagle Materials, Inc.				4,600	114,126
Containers & Packaging 1.1%
Temple-Inland, Inc.				7,800	126,750
Paper & Forest Products 1.8%
Louisiana-Pacific Corp.				11,900	100,674
Weyerhaeuser Co.				2,100	112,266

					212,940
Utilities 0.7%
Independent Power Producers & Energy Traders
Dynegy, Inc. "A"*				11,000	74,030

Total Common Stocks Sold Short (Proceeds $2,466,958)					2,174,024

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Securities are pledged, in whole or in part, as collateral for short sales.
(b)				At July 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At July 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Mini 500 Index	9/19/2008	9	581,309	570,195	(11,114)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Please see below for information on the Fund’s policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities at Value	Investments Sold Short at Value	Net Unrealized Depreciation on Other Financial Instruments††
Level 1 - Quoted Prices	$ 12,723,338	$ (2,174,024)	$ (11,114)
Level 2 - Other Significant	64,779	-	-
Observable Inputs
Level 3 - Significant	-	-	-
Unobservable Inputs
Total	$ 12,788,117	$ (2,174,024)	$ (11,114)

†† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008